UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 95.8%
Australia 1.7%
Babcock & Brown Ltd. (a)	521,114	8,632,668
Sigma Pharmaceuticals Ltd. (a)	3,001,600	4,093,170

(Cost $13,040,117)		12,725,838
Austria 0.6%
Wienerberger AG (Cost $5,020,957)	96,655	4,474,004
Bahrain 1.2%
Gulf Finance House EC (GDR) 144A* (Cost $5,940,000)	237,600	9,028,800
Belgium 0.5%
Hansen Transmissions International NV* (Cost $2,971,413)	837,852	3,998,665

Bermuda 0.5%
Orient-Express Hotels Ltd. "A" (Cost $2,348,893)	76,100	3,938,175
Brazil 0.9%
Aracruz Celulose SA "B" (ADR) (Preferred) (a)	45,900	3,296,079
Diagnosticos da America SA	203,700	3,508,874

(Cost $5,431,238)		6,804,953
Canada 1.4%
Certicom Corp.*	643,100	883,898
Flint Energy Services Ltd.*	106,200	1,745,232
OPTI Canada, Inc.*	192,200	3,168,079
SunOpta, Inc.* (a)	807,100	4,398,695

(Cost $16,922,705)		10,195,904
China 1.1%
Synear Food Holdings Ltd.	3,821,000	3,173,825
VanceInfo Technologies Inc. (ADR)*	290,500	1,568,700
WuXi PharmaTech Cayman, Inc. (ADR)* (a)	144,300	3,634,917

(Cost $11,216,109)		8,377,442
France 2.9%
Financiere Marc de Lacharriere SA (a)	64,999	3,323,242
Flamel Technologies SA (ADR)* (a)	535,700	5,030,223
Haulotte Group	106,799	2,285,929
JC Decaux SA	278,113	9,072,107
Seche Environnement	12,558	2,042,495

(Cost $25,253,770)		21,753,996
Germany 12.5%
Compugroup Holding AG*	36,227	669,135
Fresenius Medical Care AG & Co.	458,396	23,533,915
Grenkeleasing AG (a)	99,319	3,079,351
Hypo Real Estate Holding AG (a)	133,277	4,205,406
M.A.X. Automation AG	829,795	5,275,130
Puma AG (a)	9,694	3,499,588
QSC AG* (a)	643,100	1,976,318
Rational AG (a)	28,792	5,347,082
SGL Carbon AG*	75,600	3,856,230
Software AG	62,613	4,824,154
Stada Arzneimittel AG	253,850	15,966,860
United Internet AG (Registered) (a)	723,304	13,837,045
Wincor Nixdorf AG	98,736	7,596,223

(Cost $49,087,233)		93,666,437
Greece 5.5%
Coca-Cola Hellenic Bottling Co. SA	288,750	12,106,459
Hellenic Exchanges Holding SA	263,500	8,872,984
Piraeus Bank SA	519,150	16,742,501
Titan Cement Co. SA	70,100	3,195,503

(Cost $16,104,269)		40,917,447
Hong Kong 4.7%
K Wah International Holdings Ltd.	7,964,000	4,049,717
Kingboard Chemical Holdings Ltd.	2,488,970	10,471,615
Midland Holdings Ltd.	4,932,407	7,511,899

Wing Hang Bank Ltd.	981,200	12,678,388

(Cost $13,571,913)		34,711,619
Ireland 6.0%
Anglo Irish Bank Corp. PLC	735,412	10,363,234
C&C Group PLC (b)	328,014	2,139,073
C&C Group PLC (b)	210,236	1,403,817
FBD Holdings PLC	121,000	5,119,775
ICON PLC (ADR)*	135,000	8,461,800
Kingspan Group PLC	276,807	3,861,690
Paddy Power PLC	289,968	8,190,809
Ryanair Holdings PLC*	944,000	5,348,823

(Cost $27,455,568)		44,889,021
Italy 0.8%
Lottomatica SpA (a)	103,287	3,788,082
Safilo Group SpA (a)	773,000	2,244,943

(Cost $8,491,474)		6,033,025
Japan 6.7%
AEON Credit Services Co., Ltd.	308,100	4,606,190
AEON Mall Co., Ltd. (a)	363,000	9,299,177
ANEST IWATA Corp. (a)	150,000	579,798
JAFCO Co., Ltd.	73,900	2,647,377
KITZ Corp. (a)	619,000	2,940,680
Matsui Securities Co., Ltd. (a)	530,800	3,676,575
Mitsubishi UFJ Lease & Finance Co., Ltd.	116,730	4,335,634
Nidec Corp.	77,700	5,129,860
Park24 Co., Ltd. (a)	606,000	5,046,211
Sumitomo Realty & Development Co., Ltd.	474,000	11,690,137

(Cost $45,832,029)		49,951,639
Korea 0.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $2,116,673)	144,500	4,623,135
Netherlands 4.1%
Arcadis NV	61,906	3,796,555
Chicago Bridge & Iron Co. NV (New York Shares)	80,500	3,581,445
QIAGEN NV* (a)	487,600	9,898,993
SBM Offshore NV	470,547	13,623,497

(Cost $21,229,643)		30,900,490
Norway 0.7%
Electromagnetic GeoServices AS* (a)	48,450	290,938
Prosafe SE (a)	330,100	4,751,995

(Cost $4,368,063)		5,042,933
Spain 0.6%
Tecnicas Reunidas SA (Cost $4,485,349)	72,590	4,370,740
Sweden 1.0%
Brostrom AB "B" (a)	379,800	3,000,838
Eniro AB	406,312	3,365,839
Micronic Laser Systems AB* (a)	298,600	1,329,695

(Cost $8,985,814)		7,696,372
Switzerland 1.0%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	43,715	1,203,671

Fortune Management, Inc. (REG S)* (a)	785,585	281,531
Partners Group (Registered) (a)	48,300	6,002,304

(Cost $7,319,194)		7,487,506
Taiwan 1.7%
Powerchip Semiconductor Corp.	7,052,183	2,907,299
Siliconware Precision Industries Co.	6,256,295	9,835,312

(Cost $7,260,130)		12,742,611
Thailand 0.7%
Bangkok Bank PCL (Foreign Registered) (Cost $3,539,101)	1,418,300	5,267,408
United Kingdom 9.0%
Aegis Group PLC	1,314,882	2,939,630
ARM Holdings PLC	3,345,909	7,828,417
Ashmore Group PLC	1,583,734	8,162,214
BlueBay Asset Management PLC (Unit) (a)	612,402	3,254,128
Dicom Group PLC	1,092,553	3,222,777
John Wood Group PLC	715,875	5,416,745
Lamprell PLC	1,071,446	7,622,256
Michael Page International PLC	1,083,804	5,584,550
Serco Group PLC	1,492,595	12,441,161
Taylor Nelson Sofres PLC	1,282,641	4,537,148
Xchanging Ltd.*	1,236,431	6,318,871

(Cost $62,385,668)		67,327,897
United States 29.4%
Advance Auto Parts, Inc.	157,700	5,626,736
Aecom Technology Corp.*	225,887	5,563,597
Aeropostale, Inc.*	270,150	7,610,125
Akamai Technologies, Inc.*	184,200	5,562,840
Allegheny Energy, Inc.	451,100	24,715,769
AMERIGROUP Corp.*	222,300	8,340,696
Carter's, Inc.*	224,300	4,129,363
Celgene Corp.*	103,000	5,779,330
Cogent, Inc.* (a)	226,500	2,233,290
Diamond Foods, Inc.	159,200	3,020,024
Dresser-Rand Group, Inc.*	221,700	7,027,890
EMS Technologies, Inc.*	129,600	3,561,408
Euronet Worldwide, Inc.* (a)	229,000	6,054,760
Foundation Coal Holdings, Inc.	127,700	6,678,710
FTI Consulting, Inc.* (a)	230,950	12,773,844
Gentex Corp.	198,300	3,145,038
Harman International Industries, Inc.	72,900	3,394,953
Invitrogen Corp.*	63,700	5,457,179
Itron, Inc.* (a)	167,600	13,810,240
Joy Global, Inc.	175,500	11,065,275
Lam Research Corp.*	72,900	2,798,631
Metabolix, Inc.* (a)	99,800	1,819,354
Mueller Water Products, Inc. "A" (a)	220,700	1,873,743
NeuStar, Inc. "A"*	169,400	5,032,874
Nighthawk Radiology Holdings, Inc.*	210,400	3,345,360
NxStage Medical, Inc.* (a)	444,000	5,390,160
Owens & Minor, Inc.	142,600	5,892,232
Perficient, Inc.*	207,500	2,882,175
Phillips-Van Heusen Corp.	82,800	3,489,192

Prospect Partners LP*	3	0
Rowan Companies, Inc.	100,300	3,414,212
Schawk, Inc.	202,700	2,910,772
Somanetics Corp.*	230,200	6,169,360
Thoratec Corp.* (a)	369,900	5,918,400
THQ, Inc.*	347,450	6,257,575
Ultra Petroleum Corp.*	251,800	17,323,840

(Cost $154,512,197)		220,068,947

Total Common Stocks (Cost $524,889,520)		716,995,004
Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $99,862,558)	99,862,558	99,862,558
Cash Equivalents 3.5%
Cash Management QP Trust, 4.52% (c) (Cost $26,361,055)	26,361,055	26,361,055
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $651,113,133)	112.7	843,218,617
Other Assets and Liabilities, Net	(12.7)	(94,955,910)

Net Assets	100.0	748,262,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $96,236,065 which is 12.9% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2008, the DWS Global Opportunities Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Financials	152,830,640	21.4%
Information Technology	124,616,794	17.4%
Health Care	122,240,823	17.0%
Industrials	108,294,472	15.1%
Consumer Discretionary	75,522,481	10.5%
Energy	74,064,232	10.3%
Consumer Staples	26,241,893	3.7%
Utilities	24,715,769	3.4%
Materials	6,491,582	0.9%
Telecommunication Services	1,976,318	0.3%
Total	716,995,004	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008